Trade and other payables	12 Months Ended
Dec. 31, 2020
Trade and other payables:
Trade and other payables:

7.  Trade and other payables:

Trade and other payables consist of:

	December 31,	December 31,	January 1,
	2020	2019	2019

Trade payables	$648	$3,975	$407
Other accrued liabilities	4,086	1,698	1,096
DSU liability (note 8 (b) (iii))	761	1,772	489
	$5,495	$7,445	$1,992